Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000224297
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class A
Trading Symbol	JAREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.52%
AssetsNet	$ 265,819,628
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,059,506
InvestmentCompanyPortfolioTurnover	90.00%
C000224296
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class C
Trading Symbol	JACRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.27%
AssetsNet	$ 265,819,628
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,059,506
InvestmentCompanyPortfolioTurnover	90.00%
C000224295
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class I
Trading Symbol	JARIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
AssetsNet	$ 265,819,628
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,059,506
InvestmentCompanyPortfolioTurnover	90.00%
C000224298
Shareholder Report [Line Items]
Fund Name	Easterly Global Real Estate Fund
Class Name	Class R6
Trading Symbol	JARSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Performance Inception Date	Aug. 17, 2017
AssetsNet	$ 265,819,628
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,059,506
InvestmentCompanyPortfolioTurnover	90.00%
C000224305
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class A
Trading Symbol	JDAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%
Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 204,642,869
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 933,635
InvestmentCompanyPortfolioTurnover	27.00%
C000224306
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class C
Trading Symbol	JDCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.33%
Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 204,642,869
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 933,635
InvestmentCompanyPortfolioTurnover	27.00%
C000224307
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class I
Trading Symbol	JDIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%
Performance Inception Date	Jul. 31, 2015
AssetsNet	$ 204,642,869
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 933,635
InvestmentCompanyPortfolioTurnover	27.00%
C000224308
Shareholder Report [Line Items]
Fund Name	Easterly Hedged Equity Fund
Class Name	Class R6
Trading Symbol	JDSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.
Additional Information Phone Number	(833) 999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Performance Inception Date	Aug. 17, 2017
AssetsNet	$ 204,642,869
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 933,635
InvestmentCompanyPortfolioTurnover	27.00%
C000248910
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	RMJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.17%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 months	1 Year	Since Inception (February 16, 2022)
Easterly ROCMuni High Income Municipal Bond
Without Load	-2.17%	-0.39%	-1.64%
With Load	-4.39%	-2.63%	-2.37%
Bloomberg Municipal Bond Index	1.25%	2.96%	1.14%
Bloomberg High Yield Muni Bond Index	1.82%	8.12%	2.15%

Performance Inception Date	Feb. 16, 2022
AssetsNet	$ 244,257,455
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 777,609
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$244,257,455
Number of Portfolio Holdings	137
Advisory Fee (net of waivers)	$777,609
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	2.4%
Corporate Bonds	6.2%
Municipal Bonds	91.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	3.4%
Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)	3.2%
Children's Trust Fund	3.0%
South Carolina Jobs-Economic Development Authority (Obligor: CR River Park)	2.7%
Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)	2.6%
Erie Tobacco Asset Securitization Corporation	2.5%
Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)	2.4%
Next Renewable Fuels	2.3%
Convivial 2022 III LLC	2.1%
Public Finance Authority (Obligor: Cedars Obligated Group)	2.2%

C000248909
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	RMHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.89%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (September 15, 2017)
Easterly ROCMuni High Income Municipal Bond	-2.06%	-0.02%	-2.07%	1.42%
Bloomberg High Yield Muni Bond Index	1.82%	8.12%	2.15%	4.30%
Bloomberg Municipal Bond Index	1.25%	2.96%	0.67%	2.06%

Performance Inception Date	Sep. 15, 2017
AssetsNet	$ 244,257,455
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 777,609
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$244,257,455
Number of Portfolio Holdings	137
Advisory Fee (net of waivers)	$777,609
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	2.4%
Corporate Bonds	6.2%
Municipal Bonds	91.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	3.4%
Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)	3.2%
Children's Trust Fund	3.0%
South Carolina Jobs-Economic Development Authority (Obligor: CR River Park)	2.7%
Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)	2.6%
Erie Tobacco Asset Securitization Corporation	2.5%
Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)	2.4%
Next Renewable Fuels	2.3%
Convivial 2022 III LLC	2.1%
Public Finance Authority (Obligor: Cedars Obligated Group)	2.2%

C000248908
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Investor Class
Trading Symbol	RMHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.39%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.39%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (March 23, 2020)
Easterly ROCMuni High Income Municipal Bond	-2.30%	-0.66%	1.13%
Bloomberg High Yield Muni Bond Index	1.82%	8.12%	6.65%
Bloomberg Municipal Bond Index	1.25%	2.96%	2.95%

Performance Inception Date	Mar. 23, 2020
AssetsNet	$ 244,257,455
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 777,609
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$244,257,455
Number of Portfolio Holdings	137
Advisory Fee (net of waivers)	$777,609
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	2.4%
Corporate Bonds	6.2%
Municipal Bonds	91.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	3.4%
Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)	3.2%
Children's Trust Fund	3.0%
South Carolina Jobs-Economic Development Authority (Obligor: CR River Park)	2.7%
Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)	2.6%
Erie Tobacco Asset Securitization Corporation	2.5%
Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)	2.4%
Next Renewable Fuels	2.3%
Convivial 2022 III LLC	2.1%
Public Finance Authority (Obligor: Cedars Obligated Group)	2.2%

C000248911
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni Short Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	RMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly ROCMuni Short Term Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (April 27, 2022)
Easterly ROCMuni Short Term Municipal Bond	1.75%	4.08%	3.51%
Bloomberg 3 Year Municipal Bond Index (2-4)	1.24%	3.31%	2.73%
Bloomberg Municipal Bond Index	1.25%	2.96%	3.17%

Performance Inception Date	Apr. 27, 2022
AssetsNet	$ 70,829,429
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 26,103
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$70,829,429
Number of Portfolio Holdings	134
Advisory Fee (net of waivers)	$26,103
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Municipal Bonds	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Monarch-Chesterfield Levee District	4.1%
Kansas Development Finance Authority	2.9%
Sweetwater Union High School District Public	2.9%
Skagit County Public Hospital District No 2	2.8%
South Regional Joint Development Authority (Obligor: VSU Auxiliary Services Real Estate-Centennial Lowndes & Patterson LLC)	2.3%
Bexar County Hospital District (Obligor: Bexar County Hospital District)	2.2%
Riverside Regional Jail Authority	2.2%
New York City Industrial Development Agency (Obligor: TrIPs Obligated Group)	1.8%
Port of Seattle (Obligor: Seatac Fuel LLC)	1.8%
Kerrville Health Facilities Development (Obligor: Sid Peterson Memorial Hospital Obligated Group)	1.7%

C000248912
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni Short Term Municipal Bond Fund
Class Name	Investor Class
Trading Symbol	RMSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly ROCMuni Short Term Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.95%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (April 27, 2022)
Easterly ROCMuni Short Term Municipal Bond	1.87%	4.06%	3.25%
Bloomberg 3 Year Municipal Bond Index (2-4)	1.24%	3.31%	2.73%
Bloomberg Municipal Bond Index	1.25%	2.96%	3.17%

Performance Inception Date	Apr. 27, 2022
AssetsNet	$ 70,829,429
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 26,103
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$70,829,429
Number of Portfolio Holdings	134
Advisory Fee (net of waivers)	$26,103
Portfolio Turnover	40%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Municipal Bonds	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Monarch-Chesterfield Levee District	4.1%
Kansas Development Finance Authority	2.9%
Sweetwater Union High School District Public	2.9%
Skagit County Public Hospital District No 2	2.8%
South Regional Joint Development Authority (Obligor: VSU Auxiliary Services Real Estate-Centennial Lowndes & Patterson LLC)	2.3%
Bexar County Hospital District (Obligor: Bexar County Hospital District)	2.2%
Riverside Regional Jail Authority	2.2%
New York City Industrial Development Agency (Obligor: TrIPs Obligated Group)	1.8%
Port of Seattle (Obligor: Seatac Fuel LLC)	1.8%
Kerrville Health Facilities Development (Obligor: Sid Peterson Memorial Hospital Obligated Group)	1.7%